Schedule of Investments (unaudited) June 30, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Caltex Australia Ltd.	145,610	$2,529,000
Oil Search Ltd.	718,999	3,567,221
Origin Energy Ltd.	956,793	4,908,149
Santos Ltd.	960,324	4,771,264
Woodside Petroleum Ltd.	505,676	12,902,641

		28,678,275

Austria — 0.3%
OMV AG	80,260	3,916,495

Brazil — 1.2%
Petroleo Brasileiro SA, ADR	805,525	12,542,024
Ultrapar Participacoes SA, ADR(a)	478,722	2,508,504

		15,050,528

Canada — 10.9%
Cameco Corp.	213,793	2,297,038
Canadian Natural Resources Ltd.	646,344	17,465,014
Cenovus Energy Inc.	553,716	4,894,142
Enbridge Inc.	1,093,111	39,566,979
Encana Corp.	784,169	4,032,612
Husky Energy Inc.	169,621	1,610,864
Imperial Oil Ltd.	126,960	3,522,915
Inter Pipeline Ltd.	226,223	3,526,430
Pembina Pipeline Corp.	276,863	10,328,733
Suncor Energy Inc.	849,488	26,555,642
TC Energy Corp.	499,221	24,801,551

		138,601,920

China — 2.4%
China Petroleum & Chemical Corp., Class H	13,868,400	9,426,074
CNOOC Ltd.	8,679,000	14,841,784
PetroChina Co. Ltd., Class H	11,688,000	6,448,036

		30,715,894

Colombia — 0.2%
Ecopetrol SA, ADR(a)	139,863	2,558,094

Finland — 0.6%
Neste OYJ	210,539	7,154,495

France — 6.0%
TOTAL SA	1,364,203	76,551,420

Italy — 2.1%
Eni SpA	1,374,631	22,864,675
Tenaris SA	256,093	3,356,763

		26,221,438

Japan — 1.1%
Inpex Corp.	593,400	5,349,633
JXTG Holdings Inc.	1,835,720	9,105,335

		14,454,968

Norway — 0.9%
Equinor ASA	598,304	11,820,750

Portugal — 0.3%
Galp Energia SGPS SA	254,124	3,914,088

Spain — 0.8%
Repsol SA	679,456	10,666,347

United Kingdom — 17.2%
BP PLC	10,928,075	76,300,183

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class A	2,350,677	$76,961,665
Royal Dutch Shell PLC, Class B	2,023,134	66,456,699

		219,718,547

United States — 52.2%
Anadarko Petroleum Corp.	271,530	19,159,157
Apache Corp.	203,100	5,883,807
Baker Hughes a GE Co.	278,277	6,853,963
Cabot Oil & Gas Corp.	229,144	5,261,146
Chevron Corp.	1,028,943	128,041,667
Cimarex Energy Co.	55,249	3,277,923
Concho Resources Inc.	108,351	11,179,656
ConocoPhillips	610,467	37,238,487
Devon Energy Corp.	225,331	6,426,440
Diamondback Energy Inc.	83,491	9,098,014
EOG Resources Inc.	313,512	29,206,778
Exxon Mobil Corp.	2,285,436	175,132,961
Halliburton Co.	473,505	10,767,504
Helmerich & Payne Inc.	59,834	3,028,797
Hess Corp.	138,002	8,772,787
HollyFrontier Corp.	84,960	3,931,949
Kinder Morgan Inc./DE	1,052,020	21,966,178
Marathon Oil Corp.	442,158	6,283,065
Marathon Petroleum Corp.	358,521	20,034,153
National Oilwell Varco Inc.	208,844	4,642,602
Noble Energy Inc.	259,965	5,823,216
Occidental Petroleum Corp.	404,287	20,327,550
ONEOK Inc.	223,150	15,354,952
Phillips 66	225,746	21,116,281
Pioneer Natural Resources Co.	90,975	13,997,414
Schlumberger Ltd.	747,111	29,690,191
TechnipFMC PLC	228,744	5,933,619
Valero Energy Corp.	225,471	19,302,572
Williams Companies Inc. (The)	655,793	18,388,436

		666,121,265

Total Common Stocks — 98.4% (Cost: $1,478,406,950)		1,256,144,524

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, ADR	1,184,642	16,821,916

Total Preferred Stocks — 1.3% (Cost: $25,296,637)		16,821,916

Rights

Spain — 0.0%
Repsol SA (Expires 07/09/19)(b)	464,852	258,229

Total Rights — 0.0% (Cost: $263,530)		258,229

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	520,443	520,704

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	470,151	$470,151

		990,855

Total Short-Term Investments — 0.1% (Cost: $990,755)		990,855

Total Investments in Securities — 99.8% (Cost: $1,504,957,872)		1,274,215,524

Other Assets, Less Liabilities — 0.2%		2,109,739

Net Assets — 100.0%		$1,276,325,263

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,519,205	(998,762)	520,443	$520,704	$2,804	(a)	$711	$99
BlackRock Cash Funds: Treasury, SL Agency Shares	1,270,141	(799,990)	470,151	470,151	6,265		—	—

				$990,855	$9,069		$711	$99

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,256,144,524	$—	$—	$1,256,144,524
Preferred Stocks	16,821,916	—	—	16,821,916
Rights	258,229	—	—	258,229
Money Market Funds	990,855	—	—	990,855

	$1,274,215,524	$—	$—	$1,274,215,524

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

2